SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition
Net (gain) loss on disposal of property, plant and equipment	$ (5,342)	$ (4,259)	$ 83
Net (gain) loss on disposal of solar power system	244		(10,091)
Weather-related project damages			1,408
Other operating income, net	(84,339)	(63,802)	(47,068)
Other current liabilities
Revenue recognition
Government grants, non current	159,991
Government grants
Revenue recognition
Other operating income, net	$ (79,241)	$ (59,543)	$ (38,468)